Lease Liabilities - Summary of Amounts Recognized in Profit or Loss (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Lease Liabilities [Abstract]
Depreciation on rights-of-use assets	$ 406,679	$ 115,931
Interest on lease liabilities	$ 69,424	$ 24,756